Earnings Per Share of Common Stock (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share of Common Stock
Computation of Earnings per share

($ in millions except per share amounts)

For the year ended December 31:	2011	2010	2009
Weighted-average number of shares on which earnings per share calculations are based:
Basic	1,196,951,006	1,268,789,202	1,327,157,410
Add—incremental shares under stock-based compensation plans	14,241,131	16,189,053	12,258,864
Add—incremental shares associated with contingently issuable shares	2,575,848	2,377,133	1,936,480
Assuming dilution	1,213,767,985	1,287,355,388	1,341,352,754
Net income on which basic earnings per share is calculated	$15,855	$14,833	$13,425
Less—net income applicable to contingently issuable shares	0	0	—
Net income on which diluted earnings per share is calculated	$15,855	$14,833	$13,425
Earnings/(loss) per share of common stock
Assuming dilution	$13.06	$11.52	$10.01
Basic	$13.25	$11.69	$10.12